Other long-term liabilities - Schedule of Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 40,772	$ 42,457
Remediation activities	(1,249)	(3,687)
Accretion	1,738	1,616
Changes in cash flow estimates	2,998	1,395
Revision in assumptions	(2,545)	(1,009)
Closing balance	$ 41,714	$ 40,772